                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6269

                      (Investment Company Act File Number)

                              Cash Trust Series II
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 5/31/05

               Date of Reporting Period: Six months ended 11/30/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Municipal Cash Series II

A Portfolio of Cash Trust Series II

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2004		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003		0.003	0.007	0.014	0.034	0.031
Less Distributions:
Distributions from net investment income	(0.003)		(0.003)	(0.007)	(0.014)	(0.034)	(0.031)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.31%		0.35%	0.75%	1.46%	3.44%	3.14%

Ratios to Average Net Assets:
Expenses	0.81	% [2]	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	0.60	% [2]	0.35%	0.74%	1.44%	3.35%	3.12%
Expense waiver/reimbursement [3]	0.03	% [2]	0.02%	0.03%	0.03%	0.04%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$427,855		$480,002	$407,992	$451,767	$460,244	$364,467

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual	$1,000	$1,003.10	$4.07
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.01	$4.10

1 Expenses are equal to the Fund's annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	77.1%
Municipal Notes	22.9%
TOTAL	100.0%

At November 30, 2004, the Fund's credit quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	61.3%	Prime-1	87.2%
A-1	29.0%
A-2	2.7%	Prime-2	2.2%
Not rated by S&P	7.0%	Not rated by Moody's	10.6%
TOTAL	100.0%	TOTAL	100.0%

At November 30, 2004, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	78.1%
8-30 Days	0.6%
31-90 Days	1.1%
91-180 Days	12.3%
181 Days or more	7.9%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 5.8% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1]
		Alabama--2.4%
$205,000		Abbeville, AL, IDB, Monthly VRDNs (Great Southern Wood,Inc.)/ (SouthTrust Bank LOC)	$205,000
2,495,000		Birmingham, AL, IDA, Weekly VRDNs (Mrs. Strattons Salads, Inc.)/ (SouthTrust Bank LOC)	2,495,000
1,140,000		Birmingham, AL, IDA, (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/ (Regions Bank, Alabama LOC)	1,140,000
475,000		Huntsville, AL, IDB, Weekly VRDNs (Giles & Kendall, Inc.)/(SouthTrust Bank LOC)	475,000
1,915,000		Perry County, AL, IDB, (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC)	1,915,000
4,135,000		St. Clair County, AL, IDB, (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC)	4,135,000
		TOTAL	10,365,000
		Arizona--6.7%
2,500,000		Apache County, AZ, IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	2,500,000
2,500,000		Arizona Health Facilities Authority, (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(Lasalle Bank, N.A. LOC)	2,500,000
2,000,000		Glendale, AZ, IDA, Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,000,000
700,000		Glendale, AZ, IDA, (Series 1999), Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	700,000
2,000,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)	2,000,000
1,400,000		Maricopa County, AZ, IDA, MFH Revenue Bonds, (Series 2002), Weekly VRDNs (San Remo Apartments, LP)/(FNMA LOC)	1,400,000
5,000,000	[2,3]	Maricopa County, AZ, IDA, PUTTERS, (Series 420), Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/ (J.P.Morgan Chase Bank LOC)	5,000,000
2,750,000		Phoenix, AZ, IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC)	2,750,000
1,079,000		Phoenix, AZ, IDA, (Series 2002), Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC)	1,079,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Arizona--continued
$1,000,000	[2,3]	Phoenix, AZ, IDA, PT-479, Weekly VRDNs (Sunset Ranch Apartments)/ (FHLMC GTD)/(FHLMC LIQ)	$1,000,000
3,050,000		Pima County, AZ, IDA, Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	3,050,000
554,000	[2,3]	Pima County, AZ, IDA, Single Family Mortgage (PA-159), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	554,000
1,845,000		Sierra Vista, AZ, IDA, (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC)	1,845,000
600,000		Tempe, AZ, IDA, (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(Lasalle Bank, N.A. LOC)	600,000
700,000		Tucson, AZ, IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/ (FHLMC LOC)	700,000
1,150,000		Tucson, AZ, IDA, MFH Revenue Bonds, (Series 2002A), Weekly VRDNs (Quality Apartment Living, LLC)/(FNMA LOC)	1,150,000
		TOTAL	28,828,000
		Arkansas--2.1%
4,100,000		Arkansas Development Finance Authority, (Series 1999A), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	4,100,000
1,225,000		Arkansas Development Finance Authority, (Series 2000A), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	1,225,000
3,725,000		Nashville, AR, (Series 2000), Weekly VRDNs (Ox Bodies)/(Regions Bank, Alabama LOC)	3,725,000
		TOTAL	9,050,000
		California--7.2%
24,300,000		California PCFA, (1996 Series E), Daily VRDNs (Pacific Gas & Electric Co.)/ (Bank One N.A. (Chicago) LOC)	24,300,000
6,050,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-1), Weekly VRDNs (Dexia Credit Local LOC)	6,050,000
582,533	[2,3]	Koch Floating Rate Trust (California Non-AMT), (Series 1998-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	582,533
		TOTAL	30,932,533
		Colorado--2.3%
2,000,000		Bachelor Gulch Metropolitan District, CO, (Series 2004), 1.20% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2004	2,000,000
1,295,000		Colorado HFA, (Series 1996), Weekly VRDNs (Neppl-Springs Fabrication)/ (U.S. Bank, N.A. LOC)	1,295,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Colorado--continued
$1,650,000		Colorado HFA, (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC)	$1,650,000
5,000,000		Denver, CO City & County Airport Authority, (Series 2004B), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Bayerische Landesbank Girozentrale LIQ)	5,000,000
		TOTAL	9,945,000
		District of Columbia--0.6%
1,365,000	[2,3]	District of Columbia HFA, Roaring Forks Certificates, (Series 2000-23), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	1,365,000
1,330,000		District of Columbia, (Series 1999C), Weekly VRDNs (George Washington University)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	1,330,000
		TOTAL	2,695,000
		Florida--3.7%
3,885,000	[2,3]	Escambia County, FL HFA, (Series 2004 FR/RI-L12), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ)	3,885,000
4,000,000		Greater Orlando, FL, Aviation Authority, Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD)	4,000,000
4,500,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 9/1/2005	4,549,821
3,250,000	[2,3]	Lee County, FL, Solid Waste System, (Series 2003 FR/RI-L24J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	3,250,000
		TOTAL	15,684,821
		Georgia--2.1%
2,200,000		Fulton County, GA, IDA, (Series 1989), Weekly VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt LOC)	2,200,000
595,000		Gwinnett County, GA, Development Authority, (Series 2004), Weekly VRDNs (Pak-Lite, Inc.)/(Wachovia Bank N.A. LOC)	595,000
6,000,000		Monroe County, GA, Development Authority, (2nd Series 1995), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/19/2005	6,000,000
		TOTAL	8,795,000
		Idaho--0.9%
3,720,000		Minidoka County, ID, IDC, (Series 1998), Weekly VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas SA LOC)	3,720,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--2.0%
$3,500,000		Aurora City, IL, (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC)	$3,500,000
2,075,000		Illinois Development Finance Authority, IDB, Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC)	2,075,000
1,820,000	[2,3]	Illinois Housing Development Authority, MERLOTS, (Series 2000 UUU), 2.17% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	1,820,000
1,214,000		Peoria, IL, (Series 1996), Weekly VRDNs (J.T. Fennell Co., Inc.)/(Bank One N.A. (Chicago) LOC)	1,214,000
		TOTAL	8,609,000
		Indiana--1.8%
1,015,000		Carmel, IN, (Series 1996-A), Weekly VRDNs (Telamon Corp.)/(Lasalle Bank, N.A. LOC)	1,015,000
2,380,000		Franklin, IN, Lakeview I Apartments, (Series 1994), Weekly VRDNs (Pedcor Investments LP)/(FHLB of Indianapolis LOC)	2,380,000
1,425,000		Huntington, IN, (Series 1998), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,425,000
545,000		Indiana Development Finance Authority, Economic Development Revenue Refunding Bonds, Weekly VRDNs (T. M. Morris Manufacturing Co., Inc.)/ (Bank One N.A. (Chicago) LOC)	545,000
460,000		Tipton, IN, (Series 1997), Weekly VRDNs (MCJS LLC)/(Bank One N.A. (Chicago) LOC)	460,000
1,685,000		Winamac, IN, (Series 1997), Weekly VRDNs (Pulaski Health Foundation, Inc.)/(Key Bank, N.A. LOC)	1,685,000
		TOTAL	7,510,000
		Iowa--0.2%
975,000		Iowa Finance Authority, (Series 1998), Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank Minnesota N.A. LOC)	975,000
		Kentucky--4.4%
360,000		Boone County, KY, (Series 1996), Weekly VRDNs (Western States Envelope Co.)/(Bank One N.A. (Chicago) LOC)	360,000
8,500,000		Boyd County, KY, (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.)	8,500,000
3,500,000		Graves County, KY, (Series 1988), Weekly VRDNs (Seaboard Farms)/(Bank of New York LOC)	3,500,000
2,965,000		Henderson, KY IDRB, (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Fifth Third Bank, Cincinnati LOC)	2,965,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Kentucky--continued
$2,947,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	$2,947,000
400,000		Muhlenberg County, KY, (Series 1997), Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank Minnesota N.A. LOC)	400,000
		TOTAL	18,672,000
		Louisiana--2.3%
2,000,000		East Baton Rouge Parish, LA, 4.00% Bonds (MBIA Insurance Corp. INS), 2/1/2005	2,009,713
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(SunTrust Bank LOC)	4,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Christ Episcopal Church in Covington)/(SunTrust Bank LOC)	3,350,000
400,000		Ouachita Parish, LA, IDB, (Series 1997), Weekly VRDNs (EPCO Carbondioxide Products, Inc.)/(Bank One N.A. (Chicago) LOC)	400,000
		TOTAL	9,759,713
		Maryland--2.1%
2,455,000		Maryland State Community Development Administration, (Series 2003E), 1.25% TOBs, Mandatory Tender 12/21/2004	2,455,000
3,795,000		Maryland State Economic Development Corp., (Series 1999A), Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,795,000
2,730,000	[2,3]	Montgomery County, MD, Housing Opportunities Commission, (Series 2004 FR/RI-L5), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	2,730,000
		TOTAL	8,980,000
		Massachusetts--0.7%
3,200,000		Massachusetts State HFA, (Series R), 1.15% BANs, 5/2/2005	3,200,000
		Michigan--0.6%
2,500,000	[2,3]	Detroit, MI Economic Development Corp., Resource Recovery MERLOTS, (Series 2000-A90), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	2,500,000
		Minnesota--0.1%
445,000		Byron, MN, Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank Minnesota N.A. LOC)	445,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Mississippi--2.4%
$2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Amsouth Bank N.A., Birmingham LOC)	$2,420,000
1,945,000	[2,3]	Mississippi Home Corp., Roaring Forks, (Series 2002-16), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	1,945,000
5,390,000	[2,3]	Mississippi Home Corp., Roaring Forks Certificates, (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	5,390,000
700,000		Senatobia, MS, Weekly VRDNs (Deltona Lighting Products, Inc.)/(SouthTrust Bank LOC)	700,000
		TOTAL	10,455,000
		Multi State--14.8%
1,528,000	[2,3]	BNY Municipal Certificates Trust, (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	1,528,000
1,000,000	[2,3]	Charter Mac Floater Certificates Trust I, (Nat-2 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	1,000,000
7,000,000	[2,3]	Charter Mac Floater Certificates Trust I, (Nat-4 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	7,000,000
9,441,000	[2,3]	Clipper Tax-Exempt Certificates Trust (AMT MultiState), (Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	9,441,000
20,655,000	[2,3]	Clipper Tax-Exempt Certificates Trust (AMT Multistate), (Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	20,655,000
2,895,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT), (Series 2003-01), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,895,000
2,869,500	[2,3]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT), (Series 2003-03), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	2,869,500
6,716,355	[2,3]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT), (Series 2003-10), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)	6,716,355
6,954,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT), (Series 2004-02), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	6,954,000
4,105,000	[2,3]	Roaring Fork Municipal Products LLC, (Series 2000-12), Weekly VRDNs (Bank of New York LIQ)	4,105,000
		TOTAL	63,163,855
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Hampshire--0.1%
$538,000		New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	$538,000
		New Jersey--1.6%
7,000,000		New Jersey Turnpike Authority, (Series 2003C-1), Weekly VRDNs (FSA INS)/(WestLB AG (Guaranteed) LIQ)	7,000,000
		New Mexico--4.9%
20,765,418		New Mexico Mortgage Finance Authority, (Series 2004), 2.00% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2005	20,765,418
		New York--3.2%
6,000,000		New York City, NY, (2004 Series H-1), Daily VRDNs (Bank of New York LOC)	6,000,000
7,830,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2C), Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ)	7,830,000
		TOTAL	13,830,000
		North Carolina--1.3%
5,500,000		Montgomery County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)	5,500,000
		Ohio--9.2%
2,000,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 2004-14), Weekly VRDNs (Columbus, OH City School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	2,000,000
2,000,000		Belmont County, OH, 1.36% BANs, 3/16/2005	2,001,477
2,450,000		Brecksville City, OH, (Series 2004), 1.50% BANs, 5/5/2005	2,452,050
1,290,000	[2,3]	Cleveland, OH Airport System, (PT-799), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	1,290,000
490,000		Cuyahoga County, OH, Hospital Authority, (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC)	490,000
1,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds, (Series 1997), Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	1,500,000
2,000,000		Hamilton, OH, Multi-Family Housing, (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC)	2,000,000
400,000		Hamilton, OH, Multi-Family Housing, (Series 2003B: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC)	400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$1,250,000		Lake County, OH, 2.00% BANs, 4/14/2005	$1,253,992
750,000		Medina County, OH, (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/ (Huntington National Bank, Columbus, OH LOC)	750,000
1,050,000		North Olmsted, OH, 1.55% BANs, 5/4/2005	1,051,090
3,560,000		North Ridgeville, OH, 1.52% BANs, 5/4/2005	3,562,809
1,580,000	[2,3]	Ohio HFA, Variable Rate Certificates, (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	1,580,000
1,660,000		Ohio State Higher Educational Facilities Commission, (Series A), Weekly VRDNs (John Carroll University, OH)/(Allied Irish Banks PLC LOC)	1,660,000
2,905,000		Portage County, OH, IDA, Adjustable Rate IDRBs, (Series 1996), Weekly VRDNs (Barnette Project)/(National City Bank, Ohio LOC)	2,905,000
1,690,000		Salem, OH, 1.55% BANs, 5/5/2005	1,691,414
2,780,000		Shaker Heights, OH, (Series A), 2.25% BANs, 5/12/2005	2,790,096
2,000,000		Toledo-Lucas County, OH, Port Authority, Airport Development Revenue Bonds, (Series 1996-1), Weekly VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC)	2,000,000
6,460,000		Trumbull County, OH, Sewer District, 1.36% BANs, 4/5/2005	6,466,785
1,670,000		Wood County, OH, Series 1998 Weekly VRDNs (IMCO Carbide Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC)	1,670,000
		TOTAL	39,514,713
		Oklahoma--0.5%
2,000,000		Oklahoma Development Finance Authority, (Series 2003), 1.35% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 12/1/2004	2,000,000
		Oregon--1.2%
720,000		Oregon State Economic & Community Development Commission, (Series 191), Weekly VRDNs (Western Oregon Door LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	720,000
2,850,000		Oregon State Housing and Community Services Department, (Series P), 1.25% TOBs, Mandatory Tender 1/6/2005	2,850,000
1,500,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	1,500,000
		TOTAL	5,070,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--1.3%
$2,670,000		Montgomery County, PA, IDA, (Series 2000), Weekly VRDNs (American Foodservice Corp.)/(Wachovia Bank N.A. LOC)	$2,670,000
360,000		Pennsylvania EDFA, (Series 1998A), Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, N.A. LOC)	360,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds, (Series 2004B), Weekly VRDNs (Sunoco, Inc.)	2,500,000
		TOTAL	5,530,000
		Puerto Rico--0.7%
3,000,000	[2,3]	Puerto Rico Public Finance Corp., PUTTERs, (Series 272), Weekly VRDNs (J.P.Morgan Chase Bank LIQ)/(J.P.Morgan Chase Bank LOC)	3,000,000
		Rhode Island--0.7%
2,905,000		Warwick, RI, Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	2,905,000
		South Carolina--2.1%
1,000,000		Berkeley County, SC, IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.)	1,000,000
8,000,000		Berkeley County, SC, IDB, (Series 1998), Weekly VRDNs (Nucor Corp.)	8,000,000
		TOTAL	9,000,000
		Tennessee--1.8%
310,000		Benton County TN, IDB, (Series 1996), Weekly VRDNs (Jones Plastic and Engineering Corp.)/(National City Bank, Kentucky LOC)	310,000
1,075,000		Chattanooga, TN, IDB, Revenue Bonds, (Series 1997), Weekly VRDNs (TB Wood's Inc.)/(PNC Bank, N.A. LOC)	1,075,000
2,515,000		Hamilton County, TN, IDB Weekly VRDNs (Pavestone Co.)/(Bank One N.A. (Chicago) LOC)	2,515,000
3,100,000		Union City, TN, IDB, (Series 1995), Weekly VRDNs (Kohler Co.)/(Wachovia Bank N.A. LOC)	3,100,000
700,000		Union County, TN, IDB, (Series 1995), Weekly VRDNs (Cooper Container Corporation)/(SunTrust Bank LOC)	700,000
		TOTAL	7,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--8.5%
$1,000,000		Brazos Harbor, TX, Industrial Development Corp., (Series 2003), 1.80% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 8/1/2005	$1,000,000
10,250,000		Gulf Coast, TX, Waste Disposal Authority Daily VRDNs (BP Amoco Corp.)	10,250,000
1,520,000	[2,3]	Harris County, TX, HFDC, Roaring Forks Certificates, (Series 2001-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	1,520,000
1,250,000		North Central Texas HFDC, Hospital Revenue Bonds, 5.50% Bonds (Baylor Health Care System), 5/15/2005	1,272,352
3,960,000	[2,3]	San Antonio, TX, Electric & Gas System, MERLOTS, (Series 2002-A53), 1.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/20/2005	3,960,000
1,120,000		Tarrant County, TX, IDC Weekly VRDNs (Holden Business Forms)/(Lasalle Bank, N.A. LOC)	1,120,000
5,000,000		Texas State Department of Housing & Community Affairs, (Series 2004F), 1.95% TOBs, Mandatory Tender 8/3/2005	5,000,000
2,300,000	[2,3]	Texas State Department of Housing & Community Affairs, MERLOTS, (Series 2001-A109), 2.22% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/16/2005	2,300,000
10,000,000		Texas State, (Series 2004), 3.00% TRANs, 8/31/2005	10,102,992
		TOTAL	36,525,344
		Virginia--0.6%
2,500,000		Henrico County, VA, EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank N.V. LOC)	2,500,000
		Washington--1.2%
5,000,000	[2,3]	Clark County, WA, Public Utilities District No. 001, MERLOTS, (Series 2001-A116), 2.11% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	5,000,000
		West Virginia--0.9%
3,760,000		Ritchie County, WV, IDRB, (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC)	3,760,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wisconsin--0.6%
$1,700,000		Combined Locks, WI, Development Revenue Bonds, (Series 1997), Weekly VRDNs (Appleton Papers)/(Lasalle Bank, N.A. LOC)	$1,700,000
795,000		Wisconsin Housing & EDA, Business Development Revenue Bonds, (Series 1995), Weekly VRDNs (Carlson Tool & Manufacturing Corp.)/ (U.S. Bank, N.A. LOC)	795,000
		TOTAL	2,495,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [4]	426,918,397
		OTHER ASSETS AND LIABILITIES - NET--0.2%	936,272
		TOTAL NET ASSETS--100%	$427,854,669

Securities that are subject to the federal alternative minimum tax (AMT) represent 63.9% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Rating, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At November 30, 2004, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
97.7%	2.3%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $113,835,388 which represents 26.6% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At November 30, 2004, these securities amounted to $113,835,388 which represents 26.6% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LLC	--Limited Liability Corporation
LOC	--Letter of Credit
LP	--Limited Partnership
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PLC	--Public Limited Company
PUTTERS	--Puttable Tax-Exempt Receipts
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participation Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$426,918,397
Income receivable		1,197,874
Receivable for shares sold		6,945
TOTAL ASSETS		428,123,216
Liabilities:
Income distribution payable	$137,912
Payable to bank	23,030
Payable for transfer and dividend disbursing agent fees and expenses	30,452
Payable for distribution services fee (Note 5)	73,370
Accrued expenses	3,783
TOTAL LIABILITIES		268,547
Net assets for 427,861,122 shares outstanding		$427,854,669
Net Assets Consist of:
Paid-in capital		$427,861,122
Accumulated net realized loss on investments		(3,873)
Distributions in excess of net investment income		(2,580)
TOTAL NET ASSETS		$427,854,669
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$427,854,669 ÷ 427,861,122 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2004 (unaudited)

Investment Income:
Interest			$3,328,628
Expenses:
Investment adviser fee (Note 5)		$1,179,396
Administrative personnel and services fee (Note 5)		189,327
Custodian fees		12,933
Transfer and dividend disbursing agent fees and expenses (Note 5)		47,600
Directors'/Trustees' fees		4,358
Auditing fees		6,574
Legal fees		3,779
Portfolio accounting fees		45,212
Distribution services fee (Note 5)		471,758
Share registration costs		11,454
Printing and postage		10,775
Insurance premiums		5,070
Miscellaneous		3,259
TOTAL EXPENSES		1,991,495
Waivers (Note 5):
Waiver of investment adviser fee	$(59,615)
Waiver of administrative personnel and services fee	(9,587)
Waiver of transfer and dividend disbursing agent fees and expenses	(114)
TOTAL WAIVERS		(69,316)
Net expenses			1,922,179
Net investment income			$1,406,449

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2004	Year Ended 5/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,406,449	$1,655,696
Net realized loss on investments	--	(2,965)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,406,449	1,652,731
Distributions to Shareholders:
Distributions from net investment income	(1,408,907)	(1,656,237)
Share Transactions:
Proceeds from sale of shares	988,885,436	2,264,822,312
Net asset value of shares issued to shareholders in payment of distributions declared	1,284,086	1,653,503
Cost of shares redeemed	(1,042,314,034)	(2,194,462,801)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(52,144,512)	72,013,014
Change in net assets	(52,146,970)	72,009,508
Net Assets:
Beginning of period	480,001,639	407,992,131
End of period (including distributions in excess of net investment income of $(2,580) and $(122), respectively)	$427,854,669	$480,001,639

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004 (unaudited)

1. ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Municipal Cash
Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At November 30, 2004, capital paid-in aggregated $427,861,122.

The following table summarizes share activity:

	Six Months Ended 11/30/2004	Year Ended 5/31/2004
Shares sold	988,885,436	2,264,822,312
Shares issued to shareholders in payment of distributions declared	1,284,086	1,653,503
Shares redeemed	(1,042,314,034)	(2,194,462,801)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(52,144,512)	72,013,014

4. FEDERAL TAX INFORMATION

At May 31, 2004, the Fund had a capital loss carryforward of $3,571 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 908
2012	$2,663

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $8,006, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended November 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $521,790,000 and $638,885,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Municipal Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147552103

1121604 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Treasury Cash Series II

A Portfolio of Treasury Cash Trust Series II

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2004		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003		0.002		0.007	0.018		0.051	0.046
Net realized and unrealized gain (loss) on investments	0.000	[1]	0.000	[1]	0.001	0.000	[1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.003		0.002		0.008	0.018		0.051	0.046
Less Distributions:
Distributions from net investment income	(0.003)		(0.002)		(0.007)	(0.018)		(0.051)	(0.046)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	(0.001)	(0.000	) [1]	--	--
TOTAL DISTRIBUTIONS	(0.003)		(0.002)		(0.008)	(0.018)		(0.051)	(0.046)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.32%		0.23%		0.78%	1.79%		5.27%	4.66%

Ratios to Average Net Assets:
Expenses	0.83	% [3]	0.83%		0.83%	0.83%		0.83%	0.83%
Net investment income	0.61	% [3]	0.21%		0.74%	1.49%		5.18%	4.60%
Expense waiver/reimbursement [4]	0.03	% [3]	0.02%		0.01%	0.01%		0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$256,097		$300,282		$381,494	$437,078		$153,744	$309,959

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual	$1,000	$1,003.20	$4.17
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.91	$4.20

1 Expenses are equal to the Fund's annualized expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Repurchase Agreements	84.8%
U.S. Treasury Securities	15.2%
TOTAL	100.0%

At November 30, 2004, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	76.3%
8-30 Days	6.3%
31-90 Days	8.9%
91-180 Days	8.1%
181 Days or more	0.4%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2004 (unaudited)

Principal Amount			Value
		U.S. TREASURY--15.3%
		U.S. Treasury Bills--12.7% [1]
$32,750,000		1.545% - 2.380%, 12/23/2004 - 6/2/2005	$32,579,300
		U.S. Treasury Notes--2.6%
6,500,000		1.625%, 1/31/2005 - 4/30/2005	6,504,654
		TOTAL U.S. TREASURY	39,083,954
		REPURCHASE AGREEMENTS--85.2%
50,000,000		Interest in $1,500,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.980%, dated 11/30/2004 to be repurchased at $50,002,750 on 12/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $1,530,084,657	50,000,000
50,000,000		Interest in $1,250,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.970%, dated 11/30/2004 to be repurchased at $50,002,736 on 12/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029, collateral market value $1,275,000,220	50,000,000
50,000,000		Interest in $936,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.960%, dated 11/30/2004 to be repurchased at $50,002,722 on 12/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2014, collateral market value $954,773,223	50,000,000
12,000,000	[2]	Interest in $670,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.140%, dated 11/10/2004 to be repurchased at $12,064,200 on 2/10/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2014, collateral market value $683,400,688	12,000,000
46,199,000		Interest in $2,250,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.980%, dated 11/30/2004 to be repurchased at $46,201,541 on 12/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2015, collateral market value $2,295,849,333	46,199,000
10,000,000	[2]	Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 1.880%, dated 10/20/2004 to be repurchased at $10,031,333 on 12/20/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $510,000,532	10,000,000
		TOTAL REPURCHASE AGREEMENTS	218,199,000
		TOTAL INVESTMENTS--100.5% (AT AMORTIZED COST) [3]	257,282,954
		OTHER ASSETS AND LIABILITIES - NET--(0.5)%	(1,186,008)
		TOTAL NET ASSETS--100%	256,096,946

1 Each issue shows the rate of discount at the time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004 (unaudited)

Assets:
Investments in repurchase agreements	$218,199,000
Investments in securities	39,083,954
Total investments in securities, at amortized cost and value		$257,282,954
Income receivable		66,324
TOTAL ASSETS		257,349,278
Liabilities:
Payable for investments purchased	987,968
Income distribution payable	176,094
Payable to Bank	3,626
Payable for transfer and dividend disbursing agent fees and expenses	36,977
Payable for Directors/Trustees fees	66
Payable for distribution services fee (Note 4)	40,615
Accrued expenses	6,986
TOTAL LIABILITIES		1,252,332
Net assets for 256,096,750 shares outstanding		$256,096,946
Net Assets Consist of:
Paid-in capital		$256,096,750
Undistributed net investment income		196
TOTAL NET ASSETS		$256,096,946
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$256,096,946 ÷ 256,096,750 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2004 (unaudited)

Investment Income:
Interest			$1,905,355
Expenses:
Investment adviser fee (Note 4)		$658,803
Administrative personnel and services fee (Note 4)		105,758
Custodian fees		13,923
Transfer and dividend disbursing agent fees and expenses (Note 4)		35,170
Directors'/Trustees' fees		3,451
Auditing fees		6,949
Legal fees		2,592
Portfolio accounting fees		34,623
Distribution services fee (Note 4)		254,298
Share registration costs		11,229
Printing and postage		5,354
Insurance premiums		4,599
Miscellaneous		9,776
TOTAL EXPENSES		1,146,525
Waivers (Note 4):
Waiver of investment adviser fee	$(38,702)
Waiver of administrative personnel and services fee	(5,356)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,399)
TOTAL WAIVERS		(46,457)
Net expenses			1,100,068
Net investment income			805,287
Net realized gain on investments			2,941
Change in net assets resulting from operations			$808,228

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2004	Year Ended 5/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$805,287	$646,878
Net realized gain on investments	2,941	56,404
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	808,228	703,282
Distributions to Shareholders:
Distributions from net investment income	(813,624)	(666,821)
Distributions from net realized gain on investments	(2,941)	(56,404)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(816,565)	(723,225)
Share Transactions:
Proceeds from sale of shares	600,604,450	1,657,412,283
Net asset value of shares issued to shareholders in payment of distributions declared	153,009	152,512
Cost of shares redeemed	(644,933,856)	(1,738,756,684)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(44,176,397)	(81,191,889)
Change in net assets	(44,184,734)	(81,211,832)
Net Assets:
Beginning of period	300,281,680	381,493,512
End of period (including undistributed net investment income of $196 and $8,533, respectively)	$256,096,946	$300,281,680

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004 (unaudited)

1. ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At November 30, 2004, capital paid-in aggregated $256,096,750.

The following table summarizes share activity:

	Six Months Ended 11/30/2004	Year Ended 5/31/2004
Shares sold	600,604,450	1,657,412,283
Shares issued to shareholders in payment of distributions declared	153,009	152,512
Shares redeemed	(644,933,856)	(1,738,756,684)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(44,176,397)	(81,191,889)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.20% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $6,603, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Treasury Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147552301

1121606 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Cash Trust Series II

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005